UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Third Point LLC
Address: 390 Park Avenue, 18th Floor
         New York, NY  10022

13F File Number:  028-06970

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel S. Loeb
Title:     CEO
Phone:     212-224-7400

Signature, Place, and Date of Signing:

 /s/  Daniel S. Loeb     New York, NY     August 05, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $2,698,110 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABRAXAS PETE CORP              COM              003830106     5737  1600351 SH       SOLE                  1600351        0        0
ACCURIDE CORP NEW              COM NEW          00439T206     5684   450000 SH       SOLE                   450000        0        0
BARRICK GOLD CORP              COM              067901108    83786  1850000 SH       SOLE                  1850000        0        0
BIG LOTS INC                   COM              089302103    66300  2000000 SH       SOLE                  2000000        0        0
BIOFUEL ENERGY CORP            COM              09064Y109     2297  5578800 SH       SOLE                  5578800        0        0
BP PLC                         SPONSORED ADR    055622104    38425   867569 SH       SOLE                   867569        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    72420  2000000 SH       SOLE                  2000000        0        0
CIT GROUP INC                  COM NEW          125581801   132780  3000000 SH       SOLE                  3000000        0        0
CREXUS INVT CORP               COM              226553105    22220  2000000 SH       SOLE                  2000000        0        0
CVR ENERGY INC                 COM              12662P108   155106  6300000 SH       SOLE                  6300000        0        0
DEPOMED INC                    COM              249908104    16605  2030000 SH       SOLE                  2030000        0        0
EAGLE ROCK ENERGY PARTNERS L   *W EXP 05/15/201 26985R120     3199   639780 SH       SOLE                   639780        0        0
EBAY INC                       COM              278642103    48405  1500000 SH       SOLE                  1500000        0        0
EL PASO CORP                   COM              28336L109   262600 13000000 SH       SOLE                 13000000        0        0
EMMIS COMMUNICATIONS CORP      PFD CV SER A     291525202     6341   321057 SH       SOLE                   321057        0        0
EXPEDIA INC DEL                COM              30212P105    52907  1825000 SH       SOLE                  1825000        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857    87285  1650000 SH       SOLE                  1650000        0        0
FREESCALE SEMICONDUCTOR HLDG   SHS OLD          G3727Q101    45221  2459000 SH       SOLE                  2459000        0        0
HEALTH NET INC                 COM              42222G108    89852  2800000 SH       SOLE                  2800000        0        0
LIBERTY MEDIA CORP NEW         INT COM SER A    53071M104    50310  3000000 SH       SOLE                  3000000        0        0
LIGAND PHARMACEUTICALS INC     COM NEW          53220K504     8425   705016 SH       SOLE                   705016        0        0
LONE PINE RES INC              COM              54222A106     4883   459749 SH       SOLE                   459749        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100   154080  4000000 SH       SOLE                  4000000        0        0
MEAD JOHNSON NUTRITION CO      COM              582839106   108080  1600000 SH       SOLE                  1600000        0        0
MOSAIC CO NEW                  COM              61945C103   162552  2400000 SH       SOLE                  2400000        0        0
NEWELL RUBBERMAID INC          COM              651229106    22881  1450000 SH       SOLE                  1450000        0        0
NORTHERN OIL & GAS INC NEV     COM              665531109      340   400000 SH  PUT  SOLE                   400000        0        0
NXP SEMICONDUCTORS N V         COM              N6596X109   126968  4750000 SH       SOLE                  4750000        0        0
ON SEMICONDUCTOR CORP          COM              682189105    47488  4535600 SH       SOLE                  4535600        0        0
PALL CORP                      COM              696429307   118083  2100000 SH       SOLE                  2100000        0        0
POTASH CORP SASK INC           COM              73755L107    34194   600000 SH       SOLE                   600000        0        0
QUEST DIAGNOSTICS INC          COM              74834L100    23640   400000 SH       SOLE                   400000        0        0
SAFEWAY INC                    COM NEW          786514208    87638  3750000 SH       SOLE                  3750000        0        0
SANDISK CORP                   COM              80004C101    30088   725000 SH       SOLE                   725000        0        0
SARA LEE CORP                  COM              803111103   126284  6650000 SH       SOLE                  6650000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    41610   285000 SH       SOLE                   285000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107      836   300000 SH  PUT  SOLE                   300000        0        0
SUNOCO INC                     COM              86764P109   125130  3000000 SH       SOLE                  3000000        0        0
SWIFT TRANSN CO                CL A             87074U101    81300  6000000 SH       SOLE                  6000000        0        0
WHIRLPOOL CORP                 COM              963320106    81320  1000000 SH       SOLE                  1000000        0        0
WILLIAMS COS INC DEL           COM              969457100    33275  1100000 SH       SOLE                  1100000        0        0
XERIUM TECHNOLOGIES INC        COM NEW          98416J118    31535  1700000 SH       SOLE                  1700000        0        0